Development of refund liabilities: (Details) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Refund Liabilities
Balance as at January 1	€ 254,581	€ 111,426
Revenue Recognition	(89,356)
Additions	48,751	159,179
Payments	(12,771)	(18,022)
Other releases		(15,198)
Interest expense capitalized	4,812	8,478
Exchange rate difference	3	8,718
Closing balance	209,274	254,581
Less non-current portion	(66,689)	(158,970)
Current portion	€ 142,585	€ 95,611